UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                       Maxim Loomis Sayles Bond Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

For the year 2003, the Maxim Loomis Sayles Bond Portfolio performed strongly returning 30.1% for the year. Many sectors of the portfolio contributed to this out performance. Credit markets rallied strongly during the year as corporate balance sheets improved and the U.S. economy gained momentum. The portfolio was significantly overweight in corporate securities relative to the benchmark, capitalizing on our strengths in corporate bond research. Many of our high quality, non U.S. dollar denominated securities also contributed strongly with the weakness exhibited by the U.S. dollar. Our Canadian dollar denominated holdings, Euro dollar holdings and New Zealand dollar holdings were all strong contributors. High yield securities also contributed significantly as the Lehman High Yield Index rebounding from recent lackluster performance. Finally, the duration portfolio was slightly decreased during the year to reduce the portfolio's sensitivity to rising interest rates. Looking forward, we continue to believe that the credit markets will continue to outperform government securities as well as most other sectors of the fixed income markets. The portfolio continues to be very well diversified, well call protected and provides strong relative yield advantage.

                 Maxim Loomis Sayles           Merrill Lynch Intermediate
                 Bond Portfolio                Govt. Credit Index

11/1/1994            10000                           10000
12/31/1994            9853                           10094
12/31/1995           12827.62                        12021.75
12/31/1996           14156.56                        12372.79
12/31/1997           15954.45                        13582.85
12/31/1998           16501.68                        14876.75
12/31/1999           17305.32                        14571.18
12/31/2000           18101.36                        16311.27
12/31/2001           18566.56                        17683.86
12/31/2002           20623.74                        19620.25
12/31/2003           26831.49                        20510.61


Maxim Loomis Sayles Bond Portfolio Total Return -
One Year: 30.10%

Five Year:  10.21%
Since Inception:  11.38%

Portfolio Inception:  11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Intermediate Govt. Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                            $       249,649,613
     Cash denominated in foreign currencies (2)                                           14,096
     Dividends and interest receivable                                                 2,976,387
     Subscriptions receivable                                                            850,101
     Receivable for investments sold                                                   1,104,836
                                                                               ------------------
                                                                               ------------------
     Total assets                                                                    254,595,033
                                                                               ------------------
                                                                               ------------------

LIABILITIES:

     Due to investment adviser                                                           200,472
     Redemptions payable                                                                 781,570
     Payable to custodian                                                              2,484,237
                                                                               ------------------
                                                                               ------------------

     Total liabilities                                                                 3,466,279
                                                                               ------------------
                                                                               ------------------

NET ASSETS                                                                   $       251,128,754
                                                                               ==================
                                                                               ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           $         2,097,047
     Additional paid-in capital                                                      236,612,888
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                    32,991,066
     Accumulated net realized loss on investments                                    (20,572,247)
                                                                               ------------------
                                                                               ------------------

NET ASSETS                                                                   $       251,128,754
                                                                               ==================
                                                                               ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                        $             11.98
                                                                               ==================
                                                                               ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                      250,000,000
     Outstanding                                                                      20,970,470

(1)  Cost of investments in securities:                                      $       216,658,169
(2)  Cost of cash denominated in foreign currencies:                                      14,474

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                   $         15,749,887
    Dividends                                                                               782,898
                                                                                 -------------------
                                                                                 -------------------

    Total income                                                                         16,532,785
                                                                                 -------------------
                                                                                 -------------------

EXPENSES:

    Management fees                                                                       2,064,839
                                                                                 -------------------
                                                                                 -------------------

NET INVESTMENT INCOME                                                                    14,467,946
                                                                                 -------------------
                                                                                 -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                       (739,169)
    Change in net unrealized appreciation on investments                                 32,290,438
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                                        12,919,985
                                                                                 -------------------
                                                                                 -------------------

    Net realized and unrealized gain on investments and translation of assets
    and liabilities denominated in foreign currencies                                    44,471,254
                                                                                 -------------------
                                                                                 -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $         58,939,200
                                                                                 ===================
                                                                                 ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                       2003              2002
                                                                   -------------     --------------
                                                                   -------------     --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $   14,467,946    $    13,324,273
    Net realized loss on investments                                  (739,169)       (10,620,981)
    Change in net unrealized appreciation (depreciation) on          32,290,438          8,118,137
    investments
    Change in net unrealized appreciation (depreciation) on translation of
    assets and liabilities denominated in foreign currencies         12,919,985          5,632,280
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase in net assets resulting from operations             58,939,200         16,453,709
                                                                   -------------     --------------
                                                                   -------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                     (15,068,607)       (14,174,852)
                                                                   -------------     --------------
                                                                   -------------     --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               238,398,087         60,356,881
    Reinvestment of distributions                                    15,068,607         14,174,852
    Redemptions of shares                                          (207,958,126)     (113,116,686)
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase (decrease) in net assets resulting from share       45,508,568       (38,584,953)
    transactions

                                                                   -------------     --------------
                                                                   -------------     --------------

    Total increase (decrease) in net assets                          89,379,161       (36,306,096)

NET ASSETS:
    Beginning of period                                             161,749,593        198,055,689
                                                                   -------------     --------------
                                                                   -------------     --------------

    End of period  (1)                                           $  251,128,754    $   161,749,593
                                                                   =============     ==============
                                                                   =============     ==============
                                                                              0
OTHER INFORMATION:

SHARES:  (2)

    Sold                                                             21,720,892          6,204,318
    Issued in reinvestment of distributions                           1,293,562          1,480,170
    Redeemed                                                       (18,583,998)       (11,696,035)
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase (decrease)                                           4,430,456        (4,011,547)
                                                                   =============     ==============
                                                                   =============     ==============

(1) Including undistributed (overdistributed) net investment     $                 $   (1,347,941)
income

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                        Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $       9.78        9.64  $     10.26 $      10.64 $     11.12

Income from Investment Operations

Net investment income                         0.79        0.43         0.79         0.94        0.87
Net realized and unrealized gain (loss)       2.12        0.19        (0.53)       (0.46)      (0.35)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income From Investment Operations       2.91        0.62         0.26         0.48        0.52
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                   (0.71)      (0.48)       (0.88)       (0.86)      (0.89)
From net realized gains                                                                        (0.11)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.71)      (0.48)       (0.88)       (0.86)      (1.00)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      11.98        9.78  $      9.64 $      10.26 $     10.64
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                30.10%      11.08%        2.57%        4.60%       4.87%

Net Assets, End of Period ($000)      $    251,129     161,750  $   198,056 $    178,834 $   191,419

Ratio of Expenses to Average Net Assets      0.90%       0.90%        0.90%        0.90%       0.90%

Ratio of Net Investment Income to

    Average Net Assets                       6.30%       8.06%        8.30%        8.72%       7.74%

Portfolio Turnover Rate                     47.85%      26.58%       21.92%       19.52%      28.00%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2003 were $8,781,360, $9,915,729 and 3.95%, respectively.

      The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2003 were $322,456, $246,719 and 0.10%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $96,862,054 and $65,478,149, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $45,564,891 and $38,388,997, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $216,624,161. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $34,297,599 and gross depreciation of securities in which there was an excess of tax cost over value of $1,272,147, resulting in net appreciation of $33,025,452.

5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were from ordinary income in the amount of $15,068,607 and $14,174,852, respectively.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                         0
     Undistributed capital gains                                                           0
                                                                                 ------------
     Net accumulated earnings                                                              0
                                                                                 ------------
                                                                                 ------------

     Net unrealized  appreciation  on investments  and translation of assets and liabilities
         denominated in foreign currencies                                        33,025,074

     Capital loss carryforwards                                                  (20,606,255)
     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                        12,418,819
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount, accrual of defaulted bond income, and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $1,428,656 from paid-in capital to undistributed net investment income and $519,946 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $787,648, $393,529, $5,614,975, $11,486,401 and $2,323,702, which expire in the years 2007,
      2008, 2009, 2010, and 2011, respectively.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 3% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Loomis Sayles Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.29%
    884,175 Milit-Air Inc                                                718,218
        CAD Bonds
            5.750% June 30, 2019
                                                                        $718,218

AGENCY --- 6.79%
 14,150,000 Fannie Mae ~                                               7,380,798
        NZD 7.310% October 29, 2007
  4,250,000 Freddie Mac **                                             4,278,122
            3.625% September 15, 2008
  4,025,000 Freddie Mac **                                             5,282,504
        EUR 4.625% February 15, 2007
                                                                     $16,941,424

AIR FREIGHT --- 0.07%
    124,857 Atlas Air Inc                                                 36,208
            Pass Thru Certificates
            8.770% January 2, 2011
    133,099 Atlas Air Inc                                                120,697
            Pass Thru Certificates
            7.200% January 2, 2019
                                                                        $156,905

AIRLINES --- 4.23%
    125,000 American Airlines Inc                                        124,760
            Pass Thru Certificates
            7.024% October 15, 2009
    615,293 American Airlines Inc                                        621,907
            Pass Thru Certificates
            6.978% October 1, 2012
  1,088,410 Continental Airlines Inc                                   1,065,047
            Pass Thru Certificates
            6.703% June 15, 2021
  5,511,542 Continental Airlines Inc                                   5,447,220
            Pass Thru Certificates
            6.545% August 2, 2020
  2,253,779 Continental Airlines Inc                                   2,201,928
            Pass Thru Certificates
            6.648% March 15, 2019
  1,000,000 Delta Air Lines Inc                                          661,250
            Notes
            8.300% December 15, 2029
    438,973 US Airways                                                   420,012
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $10,542,124

AUTO PARTS & EQUIPMENT --- 0.75%
    500,000 Dana Corp                                                    528,125
            Notes
            6.500% March 15, 2008
    250,000 Dana Corp                                                    362,379
        EUR Senior Notes
            9.000% August 15, 2011
  1,000,000 Dana Corp                                                    993,750
            Notes
            7.000% March 1, 2029
                                                                      $1,884,254

AUTOMOBILES --- 0.94%
  2,075,000 Ford Motor Co                                              1,851,157
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          487,705
            Bonds
            6.750% May 1, 2028
                                                                      $2,338,862

BANKS --- 0.46%
  1,000,000 Keycorp Capital III                                        1,150,289
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,150,289

BIOTECHNOLOGY --- 0.52%
    475,000 Human Genome Sciences Inc                                    436,406
            Convertible
            3.750% March 15, 2007
    750,000 Human Genome Sciences Inc #                                  689,063
            Convertible
            3.750% March 15, 2007
    200,000 Nektar Therapeutic                                           180,750
            Convertible
            3.500% October 17, 2007
                                                                      $1,306,219

BROADCAST/MEDIA --- 0.96%
    750,000 Charter Communication LLC                                    660,000
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                           1,002,570
            Notes
            4.250% May 15, 2009
    800,000 Rogers Communications Inc Class B                            741,000
            Convertible
            2.000% November 26, 2005
                                                                      $2,403,570

CANADIAN - FEDERAL --- 6.56%
  3,800,000 Government of Canada                                       2,949,261
        CAD Bonds
            3.500% June 1, 2004
 10,225,000 Government of Canada                                       8,136,578
        CAD Bonds
            4.500% September 1, 2007
  6,525,000 Government of Canada                                       5,298,106
        CAD Bonds
            6.000% September 1, 2005
                                                                     $16,383,945

CANADIAN - PROVINCIAL --- 9.75%
  1,487,091 New Brunswick FM Project #+                                1,255,150
        CAD Step Bond 0% - 6.470%
            6.470% November 30, 2027
  8,400,000 Ontario Hydro ~                                            2,305,388
        CAD Zero Coupon
            6.790% October 15, 2021
  4,163,353 Province of Alberta                                        3,450,896
        CAD Debentures
            5.930% September 16, 2016
  1,760,000 Province of British Columbia                               1,389,899
        CAD Debentures
            5.700% June 18, 2029
    275,000 Province of British Columbia                                 262,877
        CAD Debentures
            7.875% November 30, 2023
    450,000 Province of British Columbia ~                                86,750
        CAD Zero Coupon
            6.760% November 19, 2027
  5,000,000 Province of British Columbia ~                             1,159,256
        CAD Zero Coupon
            6.780% August 23, 2024
  6,415,000 Province of British Columbia ~                             1,681,532
        CAD Zero Coupon
            6.790% August 19, 2022
  1,400,000 Province of British Columbia ~                               626,839
        CAD Zero Coupon
            6.860% June 9, 2014
  3,800,000 Province of Manitoba                                       3,316,302
        CAD Debentures
            6.500% September 22, 2017
  5,373,000 Province of Manitoba                                       5,315,373
        CAD Bonds
            7.750% December 22, 2025
  5,000,000 Province of Manitoba ~                                       821,605
        CAD Zero Coupon
            6.740% March 5, 2031
    500,000 Province of Newfoundland                                     410,370
        CAD Debentures
            6.150% April 17, 2028
  3,650,000 Province of Ontario ~                                        800,166
        CAD Zero Coupon
            6.740% December 2, 2025
  6,615,000 Province of Saskatchewan ~                                 1,469,551
        CAD Zero Coupon
            34.180% May 30, 2025
                                                                     $24,351,954

CHEMICALS --- 1.00%
  2,500,000 IMC Global Inc                                             2,050,000
            Notes
            7.300% January 15, 2028
    525,000 IMC Global Inc                                               446,250
            Debentures
            7.375% August 1, 2018
                                                                      $2,496,250

COMMUNICATIONS - EQUIPMENT --- 3.70%
  1,000,000 Corning Inc                                                1,013,750
            Debentures
            6.750% September 15, 2013
    500,000 Corning Inc                                                  619,375
            Senior Notes
            3.500% November 1, 2008
    250,000 Lucent Technologies Inc                                      195,625
            Debentures
            6.500% January 15, 2028
    805,000 Lucent Technologies Inc                                      748,650
            Unsubordinated Notes
            5.500% November 15, 2008
  3,600,000 Lucent Technologies Inc                                    2,830,500
            Debentures
            6.450% March 15, 2029
    250,000 Motorola Inc                                                 295,660
            Senior Notes
            8.000% November 1, 2011
  3,000,000 Motorola Inc                                               2,969,778
            Debentures
            6.500% November 15, 2028
    500,000 Motorola Inc                                                 574,650
            Notes
            7.625% November 15, 2010
                                                                      $9,247,988

COMPUTER HARDWARE & SYSTEMS --- 0.10%
    290,000 Maxtor Corp ^                                                246,500
            Convertible
            5.750% March 1, 2012
                                                                        $246,500

ELECTRIC COMPANIES --- 2.39%
    153,000 Commonwealth Edison Co                                       153,694
            Debentures
            4.750% December 1, 2011
  2,585,000 Empresa Nacional de Electricidad SA                        2,588,865
            Bonds
            7.875% February 1, 2027
  1,889,000 Enersis SA                                                 1,926,580
            Notes
            7.400% December 1, 2016
    472,500 Quezon Power Philippines Ltd                                 392,175
            Bonds
            8.860% June 15, 2017
    250,000 Southern California Edison Co                                260,000
            Notes
            6.650% April 1, 2029
    250,000 Southern California Edison Co                                287,500
            Notes
            7.625% January 15, 2010
    335,000 Tenaga Nasional Berhad #                                     361,420
            Debentures
            7.500% November 1, 2025
                                                                      $5,970,234

ELECTRONIC INSTRUMENT & EQUIP --- 1.14%
  2,000,000 Arrow Electronics Inc                                      2,131,124
            Debentures
            6.875% July 1, 2013
    700,000 Arrow Electronics Inc                                        726,912
            Debentures
            6.875% June 1, 2018
                                                                      $2,858,036

ELECTRONICS - SEMICONDUCTOR --- 0.23%
    300,000 Amkor Technology Inc                                         295,125
            Convertible
            5.000% March 15, 2007
    200,000 Infineon Technologies Holdings                               238,906
        EUR Convertible
            4.250% February 6, 2007
     50,000 Richardson Electronics Ltd                                    45,938
            Convertible
            7.250% December 15, 2006
                                                                        $579,969

FINANCIAL SERVICES --- 2.94%
    650,000 Cerro Negro Finance Ltd #                                    562,250
            Bonds
            7.900% December 1, 2020
    825,000 Ford Motor Credit Co                                       1,500,684
        GBP Notes
            7.250% February 22, 2005
  2,000,000 General Motors Acceptance Corp                             3,658,757
        GBP Unsubordinated Notes
            7.000% December 7, 2005
    750,000 Merey Sweeney LP #                                           847,868
            Senior Notes
            8.850% December 18, 2019
    250,000 PDVSA Finance Ltd                                            260,625
            Senior Notes
            9.375% November 15, 2007
    500,000 Power Receivables Finance #                                  521,350
            Senior Notes
            6.290% January 1, 2012
                                                                      $7,351,534

FOREIGN BANKS --- 0.89%
  2,250,000 Bangko Sentral Pilipinas                                   1,935,000
            Bonds
            8.600% June 15, 2027
    250,000 Bangkok Bank Public Co Ltd #                                 280,896
            Subordinated Notes
            9.025% March 15, 2029
                                                                      $2,215,896

FOREIGN GOVERNMENTS --- 9.66%
  1,231,386 Government of Brazil                                       1,211,437
            Bonds
            8.000% April 15, 2014
  1,150,000 Government of Brazil                                       1,265,000
            Unsubordinated Bonds
            11.000% August 17, 2040
    100,000 Government of Brazil                                          97,500
            Unsubordinated Notes
            8.875% April 15, 2024
  6,550,000 Government of Brazil                                       6,943,000
            Bonds
            10.125% May 15, 2027
    885,000 Government of Dominican Republic #                           672,600
            Notes
            9.040% January 23, 2013
    250,000 Government of Mexico                                         282,000
            Notes
            7.500% January 14, 2012
 20,000,000 Government of Norway                                       3,206,558
        NOK Bonds
            5.500% May 15, 2009
 22,200,000 Government of Norway                                       3,656,055
        NOK Bonds
            6.750% January 15, 2007
    500,000 Government of Peru                                           445,000
            Bonds
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   487,410
        ZAR Bonds
            12.500% December 21, 2006
    625,000 Government of South Africa                                   124,075
        ZAR Bonds
            13.500% September 15, 2015
 10,000,000 Government of Sweden                                       1,455,172
        SEK Bonds
            5.250% March 15, 2011
    515,000 Government of Uruguay                                        351,488
            Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        288,000
            Notes
            7.500% March 15, 2015
  4,000,000 Government of Venezuela                                    3,626,000
            Debentures
            9.250% September 15, 2027
                                                                     $24,111,295

HEALTH CARE RELATED --- 2.28%
  2,000,000 HCA Inc                                                    1,965,820
            Debentures
            7.050% December 1, 2027
  2,000,000 HCA Inc                                                    2,047,214
            Notes
            6.250% February 15, 2013
  1,000,000 HCA Inc                                                    1,042,786
            Bonds
            7.500% November 6, 2033
    600,000 HCA Inc                                                      626,095
            Notes
            7.580% September 15, 2025
                                                                      $5,681,915

HOMEBUILDING --- 0.21%
    500,000 Pulte Corp                                                   523,126
            Senior Notes
            7.300% October 24, 2005
                                                                        $523,126

INSURANCE RELATED --- 1.93%
    250,000 Loews Corp                                                   248,539
            Senior Notes
            7.000% October 15, 2023
  1,980,000 Provident Cos Inc                                          1,977,008
            Senior Notes
            7.250% March 15, 2028
    500,000 UnumProvident Corp                                           476,180
            Notes
            6.750% December 15, 2028
  2,100,000 UnumProvident Corp                                         2,123,169
            Notes
            7.375% June 15, 2032
                                                                      $4,824,896

LEISURE & ENTERTAINMENT --- 0.28%
    450,000 Hasbro Inc                                                   434,250
            Debentures
            6.600% July 15, 2028
    250,000 Time Warner Inc                                              256,920
            Company Guaranteed Bond
            6.625% May 15, 2029
                                                                        $691,170

MANUFACTURING --- 0.55%
  1,500,000 Borden Inc                                                 1,365,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,365,000

MEDICAL PRODUCTS --- 0.61%
  1,500,000 Bausch & Lomb Inc                                          1,522,500
            Debentures
            7.125% August 1, 2028
                                                                      $1,522,500

MISCELLANEOUS --- 0.58%
  1,423,636 PF Export Rec Master Trust Technologies #                  1,451,340
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,451,340

OFFICE EQUIPMENT & SUPPLIES --- 0.20%
    500,000 Xerox Capital Trust I                                        491,250
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $491,250

OIL & GAS --- 3.46%
    700,000 Devon Energy Corp                                            714,875
            Convertible
            4.950% August 15, 2008
    500,000 Devon Energy Corp                                            510,625
            Convertible
            4.900% August 15, 2008
  1,000,000 El Paso CGP Co                                               785,000
            Debentures
            6.950% June 1, 2028
    500,000 El Paso Corp                                                 589,260
        EUR Bonds
            5.750% March 14, 2006
  2,000,000 KN Capital Trust III                                       2,187,554
            Company Guaranteed Notes
            7.630% April 15, 2028
  1,212,000 Pecom Energia SA #                                         1,208,970
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     736,000
            Company Guaranteed Notes
            8.220% April 1, 2017
    250,000 Petrozuata Finance Inc #                                     250,000
            Company Guaranteed Notes
            7.630% April 1, 2009
  1,750,000 Tennessee Gas Pipeline Co                                  1,662,500
            Debentures
            7.000% October 15, 2028
                                                                      $8,644,784

OTHER ASSET-BACKED --- 0.17%
    500,000 Community Program Loan Trust                                 432,181
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $432,181

PAPER & FOREST PRODUCTS --- 2.13%
  1,000,000 Boise Cascade Co                                           1,022,765
            Notes
            7.450% August 10, 2011
  4,300,000 Georgia-Pacific Corp                                       4,289,250
            Notes
            7.750% November 15, 2029
                                                                      $5,312,015

RAILROADS --- 0.11%
    386,000 Missouri Pacific Railroad Co                                 268,270
            Debentures
            5.000% January 1, 2045
                                                                        $268,270

REAL ESTATE --- 4.17%
  1,000,000 AMB Property LP                                            1,148,017
            Company Guaranteed Bonds
            7.500% June 30, 2018
  2,000,000 First Industrial LP                                        2,107,932
            Notes
            7.600% July 15, 2028
  3,000,000 Health Care Property Investors Inc REIT                    3,096,651
            Senior Notes
            6.000% March 1, 2015
  2,200,000 Highwoods Properties Inc REIT                              2,400,123
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  570,387
            Debentures
            7.350% December 1, 2017
  1,000,000 TriNet Corporate Realty Trust Inc REIT                     1,097,500
            Senior Notes
            7.700% July 15, 2017
                                                                     $10,420,610

RETAIL --- 2.04%
    500,000 Boise Cascade Corp                                           507,553
            Debentures
            7.350% February 1, 2016
    500,000 Dillard's Inc                                                508,750
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                510,000
            Unsecured Notes
            6.625% November 15, 2008
  1,000,000 Dillard's Inc                                              1,000,000
            Debentures
            7.750% July 15, 2026
    750,000 Foot Locker Inc                                              832,500
            Debentures
            8.500% January 15, 2022
    750,000 JC Penney Co Inc                                             822,188
            Debentures
            7.650% August 15, 2016
    800,000 JC Penney Co Inc                                             909,000
            Debentures
            7.950% April 1, 2017
                                                                      $5,089,991

SUPRANATIONALS --- 4.65%
    940,000 Eurofima                                                     721,008
        AUD Senior Notes
            6.500% August 22, 2011
  1,000,000 International Bank for Reconstruction & Development          691,928
        NZD Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development ~     10,206,054
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $11,618,990

TELEPHONE & TELECOMMUNICATIONS --- 9.26%
  1,250,000 AT & T Corp                                                1,685,852
        EUR Unsubordinated Senior Notes
            6.500% November 21, 2006
    890,000 COLT Telecom Group PLC                                     1,211,545
        EUR Convertible
            2.000% March 29, 2006
  1,125,000 COLT Telecom Group PLC                                     1,531,447
        EUR Convertible
            2.000% April 3, 2007
  1,100,000 COLT Telecom Group PLC                                     1,511,280
        EUR Convertible
            2.000% December 16, 2006
  2,375,000 Nextel Communications Inc                                  2,410,625
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,114,869
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp                                         237,500
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,585,000
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        436,250
            Notes
            8.350% March 6, 2017
  3,500,000 Qwest Capital Funding Inc                                  3,220,000
            Company Guaranteed Notes
            7.750% February 15, 2031
    150,000 Qwest Capital Funding Inc                                    138,000
            Unsecured Notes
            7.625% August 3, 2021
    250,000 Qwest Capital Funding Inc                                    253,750
            Bonds
            7.900% August 15, 2010
    275,000 Qwest Corp                                                   270,875
            Debentures
            7.200% November 10, 2026
    750,000 Qwest Corp                                                   750,000
            Debentures
            7.500% June 15, 2023
    250,000 Qwest Corp                                                   250,000
            Debentures
            7.250% September 15, 2025
  2,750,000 Sprint Capital Corp                                        2,683,538
            Company Guaranteed Notes
            6.875% November 15, 2028
    175,000 Telus Corp                                                   141,074
        CAD Convertible
            6.750% June 15, 2010
  1,870,000 US West Capital Funding Inc                                1,818,575
            Company Guaranteed Bonds
            6.375% July 15, 2008
    755,000 US West Capital Funding Inc                                  656,850
            Bonds
            6.875% July 15, 2028
    250,000 US West Capital Funding Inc                                  220,000
            Company Guaranteed Bonds
            6.500% November 15, 2018
                                                                     $23,127,030

TEXTILES --- 0.23%
     60,000 Dixie Group Inc                                               50,325
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  263,125
            Debentures
            7.625% October 15, 2017
    250,000 Phillips-Van Heusen Corp                                     255,000
            Debentures
            7.750% November 15, 2023
                                                                        $568,450

TOBACCO --- 0.59%
  1,375,000 Altria Group Inc                                           1,466,843
            Notes
            7.000% November 4, 2013
                                                                      $1,466,843

TRANSPORTATION --- 0.63%
  1,650,000 APL Ltd                                                    1,485,000
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc ^ ++                                      219
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      90,750
            Convertible
            7.000% May 1, 2011
                                                                      $1,575,969

U.S. GOVERNMENTS --- 1.80%
  2,500,000 United States of America                                   2,501,660
            1.875% December 31, 2005
  2,000,000 United States of America                                   1,996,876
            1.625% October 31, 2005
                                                                      $4,498,536

U.S. MUNICIPAL --- 0.40%
  2,000,000 Orange County California Pension ~                           989,460
            Zero Coupon
            8.090% September 1, 2016
                                                                        $989,460

UTILITIES --- 2.74%
  1,130,000 AES Corp                                                   1,017,000
            Senior Subordinated Debentures
            8.875% November 1, 2027
    300,000 Calpine Corp                                                 234,000
            Senior Notes
            7.875% April 1, 2008
  1,040,000 Calpine Corp #                                             1,014,000
            Notes
            8.750% July 15, 2013
  1,000,000 Constellation Energy Group                                   919,285
            Notes
            4.550% June 15, 2015
  1,000,000 El Paso Corp                                                 922,500
            Senior Notes
            7.000% May 15, 2011
    750,000 El Paso Energy Corp                                          715,313
            Senior Notes
            6.750% May 15, 2009
  1,800,000 Southern Natural Gas Co                                    1,777,500
            Notes
            7.350% February 15, 2031
    250,000 Texas - New Mexico Power Co                                  253,132
            Senior Notes
            6.250% January 15, 2009
                                                                      $6,852,730

TOTAL BONDS --- 92.40%                                              $230,672,522
(Cost $200,308,480)

COMMON STOCK

ELECTRIC COMPANIES --- 0.19%
     25,000 Southern California Edison Co                                480,000
                                                                        $480,000

OIL & GAS --- 0.03%
      3,437 Diamond Offshore Drilling Inc                                 70,493
                                                                         $70,493

TOTAL COMMON STOCK --- 0.23%                                            $550,493
(Cost $518,758)

PREFERRED STOCK

COMPUTER SOFTWARE & SERVICES --- 0.12%
        300 Lucent Technologies Capital Trust 1*                         309,000
                                                                        $309,000

CONTAINERS --- 0.02%
      1,500 Owens-Illinois Inc                                            47,813
                                                                         $47,813

ELECTRIC COMPANIES --- 0.67%
      1,304 Entergy Louisiana Inc                                         77,653
      2,255 New York State Electric & Gas Corp                           136,428
     25,000 Pacific Gas & Electric Co*                                   757,500
     15,000 Southern California Edison Co                                258,750
      5,000 Union Electric Co                                            413,750
        300 Xcel Energy Inc                                               18,330
                                                                      $1,662,411

FINANCIAL SERVICES --- 0.08%
      3,750 Host Marriott Financial Trust                                194,063
                                                                        $194,063

HOTELS/MOTELS --- 0.02%
      1,510 La Quinta Corp                                                38,384
                                                                         $38,384

HOUSEHOLD GOODS --- 0.55%
     29,750 Newell Financial Trust Inc                                 1,361,063
                                                                      $1,361,063

MACHINERY --- 0.44%
     17,500 Cummins Capital Trust I                                    1,098,125
                                                                      $1,098,125

OIL & GAS --- 0.42%
     11,400 Chesapeake Energy Corp                                     1,048,800
                                                                      $1,048,800

PAPER & FOREST PRODUCTS --- 1.14%
     56,500 International Capital Paper Trust                          2,853,250
                                                                      $2,853,250

TELEPHONE & TELECOMMUNICATIONS --- 0.95%
     50,000 Philippine Long Distance Telephone Co sponsored ADR        2,380,000
                                                                      $2,380,000

UTILITIES --- 0.03%
        646 MDU Resources Group Inc #                                     64,822
                                                                         $64,822

TOTAL PREFERRED STOCK --- 4.42%                                      $11,057,731
(Cost $8,462,064)

SHORT-TERM INVESTMENTS

  7,369,000 Federal Home Loan Bank                                     7,368,867
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.95%                                $7,368,867
(Cost $7,368,867)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $249,649,613
(Cost $216,658,169)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
^ Illiquid Security
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2003.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Security in default at December 31, 2003.
** Security is an agency note with maturity date and interest indicated.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

Currency Abbreviations
Eur - Euro Dollars
AUD - Australian Dollars
CAD - Canadian Dollars
GBP - Great British Pound
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
ZAR - South African Rand

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004